SHARE CAPITAL - Narrative (Details) - shares	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Share Capital, Reserves and Other Equity Interest [Abstract]
Number of shares issued (in shares)	273,464,780	273,760,820	273,653,385	273,584,673	272,773,225	226,122,875	209,618,719	193,856,464
Common shares outstanding (in shares)	272,840,692				272,176,046				193,175,802
Number of shares in entity held by entity or by its subsidiaries or associates (in shares)	624,088				597,179